ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 shares
REFERRED SHARES
Authorized capital | $						$ 10
Ordinary shares, shares authorized	500,000,000		500,000,000			500,000,000	500,000,000
Ordinary shares, par value | $ / shares						$ 0.00002	$ 0.00002
Ordinary shares, shares issued	211,083,301		209,920,447		204,135,029	211,083,301	209,920,447	193,770,753
Ordinary shares, shares outstanding	205,509,057		208,560,447		201,189,189	205,509,057	208,560,447	190,824,913
Treasury stock at cost, shares	5,574,244		1,360,000		2,945,840	5,574,244	1,360,000	2,945,840
Exercise of share option	158,000	158,000			175,536
Amount of conversion of convertible securities | ¥	¥ 465,167		¥ 247,290
Vesting of restricted share units (in shares)	5,822,846	5,822,846	5,792,846	5,792,846
Repurchase of ordinary shares | ¥	¥ 874,964		¥ 79,282
2024 Convertible Notes
REFERRED SHARES
Amount of conversion of convertible securities | $		$ 55,200		$ 14,100
Ordinary shares issued upon a conversion of convertible securities (in shares)	11,994,720	11,994,720	2,938,412	2,938,412
Carrying amount of the converted notes upon the conversions	¥ 664,000		¥ 301,000			$ 94,000	$ 44,000
American Depositary Shares
REFERRED SHARES
Treasury stock, shares, acquired			340,000	340,000
Treasury stock, value, acquired, cost method | ¥			¥ 79,000
Repurchase of ordinary shares (in shares)	5,256,739	5,256,739
Repurchase of ordinary shares	¥ 875,000	$ 123,000
Repurchase of shares cancelled and retired	4,203,178	4,203,178
Other Common Stock
REFERRED SHARES
Treasury stock, shares, acquired			1,360,000	1,360,000
Repurchase of ordinary shares (in shares)	21,026,956	21,026,956
Repurchase of shares cancelled and retired	16,812,712	16,812,712